Cover	Jan. 12, 2024
Cover [Abstract]
Entity Registrant Name	ASP ISOTOPES INC.
Entity Central Index Key	0001921865
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jan. 12, 2024
Entity Ex Transition Period	false
Entity File Number	001-41555
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	87-2618235
Entity Address Address Line 1	1101 Pennsylvania Avenue NW
Entity Address Address Line 2	Suite 300
Entity Address City Or Town	Washington
Entity Address State Or Province	DC
Entity Address Postal Zip Code	20004
City Area Code	202
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	756-2245
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	ASPI
Security Exchange Name	NASDAQ